Loans - Credit Card Loans, by Portfolio, by Geographic Region (Details 10b) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 684,916	$ 685,498	$ 695,210
Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | California [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	16,677	18,104
Credit Card | New York [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,885	10,572
Credit Card | Ohio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,965	5,436
Credit Card | Texas [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,680	10,223
Credit Card | Florida [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,179	7,889
Credit Card | Illinois [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	7,114	7,619
Credit Card | New Jersey [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	5,165	5,564
Credit Card | Michigan [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,828	4,229
Credit Card | Washington [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,339	2,491
Credit Card | All Other States [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	48,174	51,905
Credit Card | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	125,523	135,524
Credit Card | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,935	3,232
Credit Card | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,487	4,945
Credit Card | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,095	3,315
California [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	14,421	15,454
New York [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	9,000	9,540
Ohio [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,622	5,035
Texas [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	8,812	9,217
Florida [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,192	6,724
Illinois [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	6,648	7,077
New Jersey [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,743	5,070
Michigan [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,595	3,956
Washington [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	1,959	2,053
All Other States [Member] | Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	44,214	47,290
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	113,766	121,791
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,596	2,834
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	4,123	4,521
Chase Credit Card Portfolio Excluding Washington Mutual [Member] | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,841	3,020
California [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	2,256	2,650
New York [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	885	1,032
Ohio [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	343	401
Texas [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	868	1,006
Florida [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	987	1,165
Illinois [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	466	542
New Jersey [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	422	494
Michigan [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	233	273
Washington [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	380	438
All Other States [Member] | Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	3,960	4,615
Washington Mutual Credit Card Portfolio [Member] | Credit Card
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	11,757	13,733
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Georgia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	339	398
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Pennsylvania [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	364	424
Washington Mutual Credit Card Portfolio [Member] | Credit Card | Virginia [Member]
Credit Card Loans, by Geographic Region [Line Items]
Loans receivable held for investment, Net of Deferred Income	$ 254	$ 295